Overview and Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impairment charges	$ 0	$ 0	$ 0